Business Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Business Segment Information
BUSINESS SEGMENT INFORMATION
Apache is engaged in a single line of business. Both domestically and internationally, the Company explores for, develops, and produces natural gas, crude oil and natural gas liquids. At December 31, 2015, the Company had production in four reporting segments: the United States, Canada, Egypt, and the U.K. North Sea. Apache also pursues exploration interests in other areas that may over time result in reportable discoveries and development opportunities. Financial information for each area is presented below:

	United States	Canada	Egypt(1)	North Sea	Other International	Total(1)
	(In millions)
2015
Oil and gas production revenues	$2,637	$498	$2,095	$1,280	$—	$6,510
Operating Expenses:
Depreciation, depletion, and amortization	1,558	301	927	514	—	3,300
Exploration	2,145	231	154	237	4	2,771
Asset retirement obligation accretion	28	43	—	74	—	145
Lease operating expenses	739	244	522	349	—	1,854
Gathering and transportation	68	89	45	9	—	211
Taxes other than income	184	26	9	63	—	282
Impairments	6,266	1,593	1,255	211	147	9,472
Operating Income (Loss)	$(8,351)	$(2,029)	$(817)	$(177)	$(151)	(11,525)
Other Income (Expense):
Gain (loss) on divestitures, net						281
Other						98
General and administrative						(380)
Transaction, reorganization, and separation						(132)
Financing costs, net						(511)
Net Loss From Continuing Operations Before Income Taxes						$(12,169)
Net Property and Equipment	$11,753	$2,074	$3,712	$3,263	$36	$20,838
Total Assets	$12,782	$2,225	$6,165	$4,280	$48	$25,500
Additions to Net Property and Equipment	$2,099	$403	$862	$715	$27	$4,106

	United States	Canada	Egypt(1)	North Sea	Other International	Total(1)
	(In millions)
2014
Oil and gas production revenues(2)	$5,744	$1,092	$3,643	$2,316	$—	$12,795
Operating Expenses:
Depreciation, depletion, and amortization	2,408	439	872	807	—	4,526
Exploration	2,113	162	112	119	(7)	2,499
Asset retirement obligation accretion	43	39	—	72	—	154
Lease operating expenses	921	384	499	434	—	2,238
Gathering and transportation	93	123	40	17	—	273
Taxes other than income	350	31	11	185	—	577
Impairments	2,622	2,412	173	1,895	—	7,102
Operating Income (Loss)(2)	$(2,806)	$(2,498)	$1,936	$(1,213)	$7	(4,574)
Other Income (Expense):
Gain (loss) on divestitures, net						(1,608)
Other						285
General and administrative						(453)
Transaction, reorganization, and separation						(67)
Financing costs, net						(413)
Net Income From Continuing Operations Before Income Taxes(2)						$(6,830)
Net Property and Equipment(2)	$19,507	$4,197	$5,141	$3,300	$9	$32,154
Total Assets(2)	$21,487	$4,728	$6,926	$4,480	$544	$38,165
Additions to Net Property and Equipment(2)	$7,006	$1,358	$1,293	$1,060	$8	$10,725

2013
Oil and gas production revenues(2)	$6,902	$1,224	$3,971	$2,728	$—	$14,825
Operating Expenses:
Depreciation, depletion, and amortization	2,690	510	880	976	1	5,057
Exploration	629	86	86	58	83	942
Asset retirement obligation accretion	94	49	—	68	—	211
Lease operating expenses	1,320	459	471	400	—	2,650
Gathering and transportation	84	155	42	7	—	288
Taxes other than income	335	45	8	384	—	772
Impairments	96	274	12	1,061	—	1,443
Operating Income (Loss)(2)	$1,654	$(354)	$2,472	$(226)	$(84)	3,462
Other Income (Expense):
Gain (loss) on divestitures, net						(1,231)
Other						(315)
General and administrative						(491)
Transaction, reorganization, and separation						(33)
Financing costs, net						(445)
Net Income From Continuing Operations Before Income Taxes(2)						$947
Net Property and Equipment(2)	$23,440	$6,300	$4,908	$5,064	$1	$39,713
Total Assets(2)	$25,488	$7,191	$7,761	$6,334	$487	$47,261
Additions to Net Property and Equipment(2)	$6,159	$1,065	$1,226	$1,078	$1	$9,529

(1)	Includes a noncontrolling interest in Egypt.

(2)	Prior year amounts have been recast to exclude discontinued operations.